Annual Total Returns - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2023
Bar Chart Table:
Annual Return 2013	39.20%
Annual Return 2014	7.23%
Annual Return 2015	(2.97%)
Annual Return 2016	15.10%
Annual Return 2017	18.80%
Annual Return 2018	(6.36%)
Annual Return 2019	25.47%
Annual Return 2020	11.51%
Annual Return 2021	28.74%
Annual Return 2022	(6.19%)